Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Loans And Borrowings
Schedule of loans and financing

Liabilities	Interest rate	Currency	Maturity	2022	2021

Banco Daycoval S.A.	12.01% per annum	Brazil	2024	—	8,188
Itaú Unibanco S.A.	10.34% per annum	Brazil	2024	—	8,131
Banco Bradesco S.A.	8.44% per annum	Brazil	2025	—	10,098
Banco Bradesco S.A.	CDI + 4.10% per annum	Brazil	2026	—	10,060
Banco do Brasil S.A.	CDI +5.20% per annum	Brazil	2025	—	15,103
Citibank, N.A.	CDI+4.53% per annum	USD	2025	—	21,096
Itaú Unibanco S.A. – Nassau Branch	12.28% per annum	EUR	2025	12,061	19,167
Banco BMG S.A.	CDI +6.32% per annum	Brazil	2023	3,130	9,344
Banco BTG Pactual S.A.	CDI +5.15% per annum	Brazil	2024	—	30,049
Itaú Unibanco S.A.	12.15% per annum	Brazil	2025	433	353
Banco do Brasil S.A.	CDI + 5.30% per annum	Brazil	2025	—	15,005
Banco Santander S.A.	5.98% per annum	Brazil	2024	25,000	—
Citibank, N.A.	3.62% per annum	USD	2025	—	—
Itaú Unibanco S.A. – Nassau Branch	3.05% per annum	USD	2026	8,921	—
Banco Bradesco S.A.	14.77% per annum	Brazil	2026	29,126	—
Itaú Unibanco S.A. – Nassau Branch	3.66% per annum	USD	2022	—	—
Total				78,671	146,594

Current				31,001	44,060
Non-current				47,670	102,534

Schedule of changes in loans and borrowings

	2022	2021

Opening balance at January 1,	146,594	30,038

Funds from loans and borrowings	122,015	120,175
Payment of loans	(189,513)	(9,843)
Interest paid	(29,495)	(4,850)
Accrued interest	29,070	11,074

Closing balance at December 31,	78,671	146,594